(7) Warrants: Warrant Activity, December 31, 2011 and 2012 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrants, Outstanding	2,454,606	3,982,508	3,362,708
Warrants, Weighted Average Exercise Price	$ 1.34	$ 1.40	$ 1.36
Warrants, Issued	72,098	869,800
Warrants, Granted, Weighted Average Exercise Price	$ 1.39	$ 1.31
Warrants, Expired	(1,600,000)	(250,000)
Warrants, Expirations, Weighted Average Exercise Price	$ 1.50	$ 0.55
Warrants, Outstanding, Weighted Average Remaining Contractual Life	1.85	2.71
Warrants, Outstanding, Intrinsic Value	$ 228,983	$ 130,667
Warrants, Exercisable	2,254,606
Warrants, Exercisable, Weighted Average Exercise Price	$ 1.37
Warrants, Exercisable, Weighted Average Remaining Contractual Life	1.85
Warrants, Exercisable, Intrinsic Value	$ 226,983